Intangible Assets	6 Months Ended
Jun. 30, 2025
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets
7.	Intangible assets

The Company’s intangible assets with definite useful lives primarily consisted of licensed software and customer relationship, which are for sales or support the Company’s business and operation. The following table summarizes the components of acquired intangible asset balances.

	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Software	$18,913	$18,903
Customer relationship	3,544	3,529
Less: accumulated amortization	(12,950)	(11,380)
Intangible assets, net	$9,507	$11,052

Amortization expense recognized in cost of revenues for the six months ended June 30, 2025 and 2024 amounted to approximately $1.58 million and $1.31 million, respectively.

The Company did not recognize any impairment loss on intangible assets for the six months ended June 30, 2025 and the year ended December 31, 2024.

The future amortization expense of the intangible assets for the twelve months ending June 30 of the following years is expected as follows:

Twelve months ending June 30,	Amortization expenses
In thousands of USD
2026	$3,038
2027	2,897
2028	2,051
2029	1,380
2030	141
Total	$9,507